GOF P-9 9/09

SUPPLEMENT DATED SEPTEMBER 21, 2009
TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH OF THE LISTED FUNDS

Franklin Investors Securities Trust

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Real Return Fund

Franklin Total Return Fund

Franklin Custodian Funds

Franklin Income Fund

Franklin Global Trust

Franklin Templeton Emerging Market Debt Opportunities Fund

Templeton Global Investment Trust

Templeton Income Fund

Templeton Income Trust

Templeton Global Bond Fund

The Prospectus is amended as follows:

The following is added under the "Main Risks" section:

Substantial declines in the prices of high yield debt securities can dramatically increase the yield of such bonds. The decline in market prices generally reflects an expectation that the issuer(s) may be at greater risk of defaulting on the obligation to pay interest and principal when due. Therefore, substantial increases in yield may reflect a greater risk by the Fund of losing some or part of its investment rather than any increase in income that the debt security or securities may pay to the Fund on its investment.

Please keep this supplement for future reference.

GOF SA-10 9/09

SUPPLEMENT DATED SEPTEMBER 21, 2009
TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

OF EACH OF THE LISTED FUNDS

Franklin Investors Securities Trust

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Floating Rate Daily Access Fund

Franklin Low Duration Total Return Fund

Franklin Real Return Fund

Franklin Total Return Fund

Franklin Custodian Funds

Franklin Income Fund

Franklin Global Trust

Franklin Templeton Emerging Market Debt Opportunities Fund

Templeton Global Investment Trust

Templeton Income Fund

Templeton Income Trust

Templeton Global Bond Fund

The Statement of Additional Information is amended as follows:

The following is added under the "Performance – Current yield" section:

This SEC standardized yield reflects an estimated yield to maturity for each obligation held by the Fund which takes into account the current market value of the obligation and may reflect some judgments as to the ultimate realizable value of the obligation. This SEC standardized yield should be regarded as an estimate of the Fund's current rate of investment income, and it may not equal the Fund's actual income dividend distribution rate, the income paid to a shareholder's account or the income reported in the Fund's financial statements.

Please keep this supplement for future reference.